Long-term borrowings and debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long Term Debt [Text Block]
15.	Long-term borrowings and debt

Borrowings consist of long-term and syndicated loans obtained from international banks. Debt instruments consist of Euro-Notes and issuances in Latin America. The breakdown of borrowings and long-term debt (original maturity of more than one year), together with contractual interest rates, is as follows:

	December 31,
(In thousands of US$)	2013	2012
Borrowings:
At fixed interest rates with due dates in June 2015	25,000	1,435
At floating interest rates with due dates from March 2014 to December 2016	506,346	1,296,785
Total borrowings	531,346	1,298,220
Debt:
At fixed interest rates with due dates from November 2014 to April 2017	444,719	453,373
At floating interest rates with due dates from March 2015 to July 2016	177,806	153,947
Total debt	622,525	607,320
Total long-term borrowings and debt outstanding	1,153,871	1,905,540
Average outstanding balance during the year	1,317,983	1,893,580
Maximum outstanding balance at any month-end	1,893,149	2,152,584
Fixed interest rates on borrowings and debt in U.S. dollars	1.50% to 3.75%	3.75%
Range of floating interest rates on borrowings and debt in U.S. dollars	0.52% to 1.77%	0.68% to 2.40%
Range of fixed interest rates on borrowings and debt in Mexican pesos	-	7.60% to 9.90%
Range of floating interest rates on borrowings and debt in Mexican pesos	4.44% to 5.29%	5.50% to 6.34%

	December 31,
	2013	2012
Fixed interest rate on debt in Peruvian nuevos soles	6.50%	6.50%
Weighted average interest rate at the end of the year	3.06%	2.92%
Weighted average interest rate during the year	3.08%	2.74%

The balances of long-term borrowings and debt by currency, is as follows:

	December 31,
(In thousands of US$)	2013	2012

Currency
U.S. dollar	866,975	1,518,592
Mexican peso	242,916	338,760
Peruvian nuevo sol	43,980	48,188
Total	1,153,871	1,905,540

The Bank's funding activities include: (i) Euro Medium Term Note Program (“EMTN”), which may be used to issue notes for up to $2.3 billion, with maturities from 7 days up to a maximum of 30 years, at fixed or floating interest rates, or at discount, and in various currencies. The notes are generally issued in bearer or registered form through one or more authorized financial institutions; (ii) Short-and Long-Term Notes “Certificados Bursatiles” Program (the “Mexico Program”) in the Mexican local market, registered with the Mexican National Registry of Securities maintained by the National Banking and Securities Commission in Mexico (“CNBV”, for its acronym in Spanish), for an authorized aggregate principal amount of 10 billion Mexican pesos with maturities from one day to 30 years; (iii) a Program in Peru to issue corporate bonds under a private offer in Peruvian nuevos soles (“PEN”), offered exclusively to institutional investors domiciled in the Republic of Peru, for an maximum aggregate limit of the equivalent of $300 million, with different maturities and interest rate structures.

Some borrowing agreements include various events of default and covenants related to minimum capital adequacy ratios, incurrence of additional liens, and asset sales, as well as other customary covenants, representations and warranties. As of December 31, 2013, the Bank was in compliance with all covenants.

The future remaining maturities of long-term borrowings and debt outstanding as of December 31, 2013, are as follows:

(In thousands of US$)
Due in:	Outstanding

2014	352,085
2015	197,989
2016	203,058
2017	400,739
1,153,871